Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 1, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Conestoga Funds (the “Trust”)

(1933 Act Registration No. 333-90720)

(1940 Act Registration No. 811-21120)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that the (i) Conestoga Small Cap Fund Prospectus; (ii) Conestoga SMid Cap Fund prospectus; and (iii) Conestoga Small Cap Fund and Conestoga SMid Cap Fund statement of additional information each dated January 31, 2019 for the Trust that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the (i) Conestoga Small Cap Fund prospectus; (ii) Conestoga SMid Cap Fund prospectus; and (iii) Conestoga Small Cap Fund and Conestoga SMid Cap Fund statement of additional information each dated January 31, 2019 contained in the Trust’s Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on January 28, 2019 (Accession No. 0001398344-19-001139).

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-3328.

Very truly yours,

/s/ Andrew Seaberg
Andrew Seaberg

cc: Joshua B. Deringer